iShares
®
LifePath
®
Target Date 2040 ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  51.3%
iShares Core U.S. REIT ETF ................. 10,740 $ 642,252
iShares Russell 1000 ETF ................... 26,051 8,134,164
iShares Russell 2000 ETF ................... 1,739 378,685
9,155,101
a
Domestic Fixed Income  —  22.5%
iShares 0-5 Year TIPS Bond ETF .............. 1,079 108,688
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 14,266 728,850
iShares 10-20 Year Treasury Bond ETF .......... 4,988 516,757
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 7,964 414,128
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 5,423 283,297
iShares MBS ETF ........................ 11,377 1,056,241
iShares U.S. Treasury Bond ETF .............. 39,583 903,284
4,011,245
a
International Equity  —  26.0%
iShares Core MSCI Emerging Markets ETF ....... 22,251 1,237,601
iShares Core MSCI International Developed Markets
ETF ................................ 45,155 3,037,577
Security Shares Value
a
International Equity — 26.0% (continued)
iShares Global Infrastructure ETF .............. 6,691 $ 359,507
4,634,685
a
Total Long-Term Investments — 99.8%
(Cost: $16,652,854) ................................. 17,801,031
a
Short-Term Securities
Money Market Funds  —  2.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.01%
(a)(c)(d)
...................... 461,408 461,731
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.83%
(a)(c)
............................ 33,218 33,218
a
Total Short-Term Securities — 2.8%
(Cost: $494,903) ................................... 494,949
Total Investments — 102.6%
(Cost: $17,147,757) ................................. 18,295,980
Liabilities in Excess of Other Assets — (2.6)% ............... (461,275)
Net Assets — 100.0% ................................. $ 17,834,705
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 747,937 $ — $ (286,375)
(a)
$ 168 $ 1 $ 461,731 461,408 $ 367
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 20,325 12,893
(a)
— — — 33,218 33,218 299 —
iShares 0-5 Year
TIPS Bond ETF 71,257 36,843 — — 588 108,688 1,079 306 —
iShares 10+ Year
Investment
Grade Corporate
Bond ETF ... 505,566 231,065 — — (7,781) 728,850 14,266 6,775 —
iShares 10-20 Year
Treasury Bond
ETF ....... 338,700 191,701 — — (13,644) 516,757 4,988 3,946 —
iShares 1-5 Year
Investment
Grade Corporate
Bond ETF ... 274,652 139,300 — — 176 414,128 7,964 3,194 —
iShares 5-10 Year
Investment
Grade Corporate
Bond ETF ... 180,500 104,868 — — (2,071) 283,297 5,423 2,299 —

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
LifePath
®
Target Date 2040 ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core
MSCI Emerging
Markets ETF . $ 830,029 $ 381,474 $ (2,755) $ (46) $ 28,899 $ 1,237,601 22,251 $ — $ —
iShares Core MSCI
International
Developed
Markets ETF . 2,177,723 960,483 (86,046) (741) (13,842) 3,037,577 45,155 — —
iShares Core U.S.
REIT ETF ... 454,780 203,774 (42,661) 1,480 24,879 642,252 10,740 5,130 —
iShares Global
Infrastructure
ETF ....... 246,344 112,315 (20,027) 568 20,307 359,507 6,691 — —
iShares MBS ETF 709,753 361,274 — — (14,786) 1,056,241 11,377 8,025 —
iShares Russell
1000 ETF ... 5,344,536 2,553,056 — — 236,572 8,134,164 26,051 21,807 —
iShares Russell
2000 ETF ... 286,541 119,218 (21,425) (41) (5,608) 378,685 1,739 1,107 —
iShares U.S.
Treasury Bond
ETF ....... 600,124 312,782 — — (9,622) 903,284 39,583 5,549 —
$ 1,388 $ 244,068
$ 18,295,980
$ 58,804 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 17,801,031 $ — $ — $ 17,801,031
Short-Term Securities
Money Market Funds ...................................... 494,949 — — 494,949
$ 18,295,980 $ — $ — $ 18,295,980

iShares
®
LifePath
®
Target Date 2040 ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
3
Schedule of Investments
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security